STOCKHOLDERS’ EQUITY	3 Months Ended
Mar. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Securities Purchase Agreement
In August 2023, the Company entered into a Securities Purchase Agreement, as amended, or the Purchase Agreement, with the Purchasers, pursuant to which the Company sold and issued 3,621,314 shares of the Company’s common stock for $19.35 per share and, with respect to certain Purchasers, pre-funded warrants to purchase 6,714,636 shares of the Company’s common stock in the Private Placement. The purchase price of the pre-funded warrants was $19.3499 per pre-funded warrant, with an exercise price of $0.0001 per share. The Company received gross proceeds of $200.0 million from the Private Placement, before deducting $0.4 million of offering expenses payable by the Company. The pre-funded warrants are equity-classified and carried at the instruments’ fair value upon issuance. The pre-funded warrants are exercisable upon issuance pursuant to certain beneficial ownership limitations as defined in the Purchase Agreement and will expire when exercised in full. As of March 31, 2024, all pre-funded warrants were still outstanding.
Warrants Issued in Connection with Amended 2020 Loan Agreement
As of March 31, 2024, the following equity-classified warrants were outstanding, in addition to the pre-funded warrants discussed above:

Expiration Date	Shares of Common Stock Issuable Upon Exercise of Warrants	Exercise Price per Share
July 15, 2030	7,354	$17.00
February 18, 2032	40,000	$45.00
The Company’s warrants are equity-classified and carried at the instruments’ fair value upon classification into equity, with no subsequent remeasurements.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance as of March 31, 2024 and December 31, 2023 consisted of the following (in thousands):

	AS OF	AS OF
	MARCH 31, 2024	DECEMBER 31, 2023
Options to purchase common stock issued and outstanding	4,623	6,494
Shares available for future equity grants	2,432	533
Pre-funded warrants issued and outstanding	6,715	6,715
Warrants issued and outstanding	47	47
Total common stock reserved for future issuance	13,817	13,789
STOCKHOLDERS’ EQUITY
Open Market Sale Agreement
In September 2021, the Company entered into the Open Market Sale Agreement, or the Sales Agreement, with Jefferies LLC, or the Sales Agent, under which it may, from time to time, sell shares of its common stock having an aggregate offering price of up to $200.0 million through the Sales Agent, or the ATM Offering. Pursuant to the Sales Agreement, the Company paid the Sales Agent a commission for its services in acting as an agent in the sale of common stock in an amount equal to 3% of the gross sales price per share sold, which was amended to 2% of the total sales price per share sold during 2022.
During the year ended December 31, 2022, the Company sold 4,332,354 shares pursuant to the Sales Agreement for net proceeds of $127.4 million, after deducting commissions of $2.6 million. In connection with the ATM Offerings during the year ended December 31, 2022, the Company incurred an additional $0.4 million of expenses which were offset against the proceeds of the offering. During the year ended December 31, 2023, the Company did not issue any shares under the Sales Agreement.
Securities Purchase Agreement
In August 2023, the Company entered into a Securities Purchase Agreement, as amended, or the Purchase Agreement, with the Purchasers, pursuant to which the Company sold and issued 3,621,314 shares of the Company’s common stock for $19.35 per share and, with respect to certain Purchasers, pre-funded warrants to purchase 6,714,636 shares of the Company’s common stock in the Private Placement. The purchase price of the pre-funded warrants was $19.3499 per pre-funded warrant, with an exercise price of $0.0001 per share. The Company received gross proceeds of $200.0 million from the Private Placement, before deducting $0.4 million of offering expenses payable by the Company. The pre-funded warrants are equity-classified and carried at the instruments’ fair value upon issuance. The pre-funded warrants are exercisable upon issuance pursuant to certain beneficial ownership limitations as defined in the Purchase Agreement and will expire when exercised in full. As of December 31, 2023, all pre-funded warrants are still outstanding.
Warrants Issued in Connection with Amended 2020 Loan Agreement
As of December 31, 2023, the following equity-classified warrants were outstanding, in addition to the pre-funded warrants discussed above:

Expiration Date	Shares of Common Stock Issuable Upon Exercise of Warrants	Exercise Price per Share
July 15, 2030	7,354	$17.00
February 18, 2032	40,000	$45.00
The Company’s warrants are equity-classified and carried at the instruments’ fair value upon classification into equity, with no subsequent remeasurements.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance as of December 31, 2023 and December 31, 2022 consist of the following (in thousands):

	AS OF DECEMBER 31,
	2023	2022
Options to purchase common stock issued and outstanding	6,494	5,305
Shares available for future equity grants	533	162
Pre-funded warrants issued and outstanding	6,715	—
Warrants issued and outstanding	47	47
Total common stock reserved for future issuance	13,789	5,514